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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

___________________________________

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

________________________

Date of fiscal year end: Registrant is making a semiannual filing for 2 of its series, Evergreen Healthcare Fund, and Evergreen Utility & Telecommunications Fund, for the year ended April 30, 2005. These 2 series have an October 31, 2005 fiscal year end.

Date of reporting period: April 30, 2005
_______________

Item 1 - Reports to Stockholders.

Evergreen

HEALTH CARE FUND

Semiannual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Health Care Fund, which covers the six-month period ended April 30, 2005.

The reporting period launched with a dramatic positive turnaround in the financial markets, which had been beset by a variety of hurdles for much of 2004. Uncertainty surrounding oil prices, the war on terrorism, monetary policy and the presidential election had resulted in volatile, range-bound trading in the months leading up to November 2004. Yet as clarity emerged on many of these issues, the markets finally responded favorably to the steady fundamentals, climbing higher in the waning weeks of 2004. However, typical of the recent trends, the financial markets resumed their volatile patterns upon entering 2005, a trend that would continue for the balance of the reporting period. Throughout this environment, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility.

U.S. economic growth had begun to moderate towards the end of 2004, and monthly economic reports were beginning to send mixed signals. For example, solid retail sales for a given month would be accompanied by weakness in consumer confidence. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation of demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers began the journey towards more moderate levels of growth. We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

1

LETTER TO SHAREHOLDERS continued

While the fixed income markets attempted to divine the extent of credit tightening, corporate profits continued to support equities throughout the reporting period. Similar to the transition in economic growth, our portfolio teams prepared for a return of more historically average rates of growth in corporate earnings. Indeed, after climbing in excess of 20% during 2004, it appeared earnings growth would moderate to the 8%-10% range throughout 2005. Though this transition from recovery to expansion in the profit cycle was also consistent with historical patterns, market anxiety nonetheless surfaced with each profit warning. Fortunately, profit surprises outweighed the shortfalls, and first quarter 2005 earnings almost doubled expectations.

Throughout the reporting period, our portfolio teams maintained their focus on the fundamentals of their respective sectors and regions. For example, the moderation in growth was not isolated domestically, as many global economies faced strong headwinds, including increases in deficits, inflation and unemployment. To navigate these stormy global seas, our international equity teams emphasized the Energy, Industrials and Materials sectors, which benefited from the strength in commodity prices. Our international bond teams also entered the commodity party, investing in the corporate and sovereign debt of commodity-rich countries, such as Australia and New Zealand. From a sector standpoint, the emphasis on commodities wasn’t always a successful endeavor, as the decline in gold prices pressured many companies within the precious metals group during the reporting period. Sector plays were more successful in the Telecommunications and Utilities sectors, as the combination of merger activity and a desire for yield propelled many of the stocks in these industries higher.

2

LETTER TO SHAREHOLDERS continued

In this environment, we continue to recommend a diversified strategy, including specific sector and international exposure, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Liu-Er Chen, CFA

International Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

6-month return with sales charge	1.17%	1.97%	5.92%	N/A

6-month return w/o sales charge	7.35%	6.97%	6.92%	7.42%

Average annual return*

1-year with sales charge	-6.45%	-5.98%	-2.34%	N/A

1-year w/o sales charge	-0.72%	-1.36%	-1.41%	-0.45%

5-year	10.56%	10.82%	11.06%	12.17%

Since portfolio inception	19.81%	20.18%	20.24%	21.44%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Health Care Fund Class A shares, versus a similar investment in the Standard & Poor’s 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid
	Value	Value	During
	11/01/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,073.46	$ 8.17
Class B	$ 1,000.00	$ 1,069.75	$ 11.75
Class C	$ 1,000.00	$ 1,069.16	$ 11.75
Class I	$ 1,000.00	$ 1,074.24	$ 6.63
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.91	$ 7.95
Class B	$ 1,000.00	$ 1,013.44	$ 11.43
Class C	$ 1,000.00	$ 1,013.44	$ 11.43
Class I	$ 1,000.00	$ 1,018.40	$ 6.46

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.59% for Class A, 2.29% for Class B, 2.29% for Class C and 1.29% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS A	(unaudited)	2004	2003	2002	2001	2000[1]

Net asset value, beginning of period	$ 17.84	$ 16.97	$ 12.02	$ 14.94	$ 16.21	$ 10.00

Income from investment operations
Net investment income (loss)	(0.04)	(0.15)[2]	(0.17)[2]	(0.18)	(0.14)	(0.03)
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.33	1.16	5.12	(2.74)	(0.44)	11.64

Total from investment operations	1.29	1.01	4.95	(2.92)	(0.58)	11.61

Distributions to shareholders from

Net realized gains	(1.13)	(0.14)	0	0	(0.69)	(5.40)

Net asset value, end of period	$ 18.00	$ 17.84	$ 16.97	$ 12.02	$ 14.94	$ 16.21

Total return[3]	7.35%	6.02%	41.18%	(19.54%)	(3.52%)	124.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$95,591	$92,378	$55,982	$26,827	$29,885	$ 9,334
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.59%[4]	1.72%	2.03%	2.04%	1.95%	1.75%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.74%[4]	1.82%	2.03%	2.04%	1.95%	1.75%[4]
Net investment income (loss)	(0.43%)[4]	(0.81%)	(1.17%)	(1.27%)	(1.31%)	(1.10%)[4]
Portfolio turnover rate	41%	69%	154%	228%	214%	183%

[1]	For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3]	Excluding applicable sales charges
[4]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS B	(unaudited)	2004	2003	2002	2001	2000[1]

Net asset value, beginning of period	$ 17.17	$ 16.45	$ 11.74	$ 14.69	$ 16.06	$ 10.00

Income from investment operations
Net investment income (loss)	(0.10)	(0.25)	(0.26)[2]	(0.28)	(0.22)	(0.10)
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.28	1.11	4.97	(2.67)	(0.46)	11.56

Total from investment operations	1.18	0.86	4.71	(2.95)	(0.68)	11.46

Distributions to shareholders from
Net realized gains	(1.13)	(0.14)	0	0	(0.69)	(5.40)

Net asset value, end of period	$ 17.22	$ 17.17	$ 16.45	$ 11.74	$ 14.69	$ 16.06

Total return[3]	6.97%	5.29%	40.12%	(20.08%)	(4.21%)	122.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$90,077	$90,268	$75,251	$51,811	$57,931	$24,534
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	2.29%[4]	2.43%	2.76%	2.78%	2.70%	2.55%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.44%[4]	2.52%	2.76%	2.78%	2.70%	2.55%[4]
Net investment income (loss)	(1.13%)[4]	(1.53%)	(1.87%)	(2.03%)	(2.05%)	(1.78%)[4]
Portfolio turnover rate	41%	69%	154%	228%	214%	183%

[1]	For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3]	Excluding applicable sales charges
[4]	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS C	(unaudited)	2004	2003	2002	2001	2000[1]

Net asset value, beginning of period	$ 17.16	$ 16.44	$ 11.73	$ 14.68	$ 16.07	$ 10.00

Income from investment operations
Net investment income (loss)	(0.10)	(0.23)	(0.26)[2]	(0.31)	(0.22)	(0.04)
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.27	1.09	4.97	(2.64)	(0.48)	11.51

Total from investment operations	1.17	0.86	4.71	(2.95)	(0.70)	11.47

Distributions to shareholders from
Net realized gains	(1.13)	(0.14)	0	0	(0.69)	(5.40)

Net asset value, end of period	$ 17.20	$ 17.16	$ 16.44	$ 11.73	$ 14.68	$ 16.07

Total return[3]	6.92%	5.29%	40.15%	(20.10%)	(4.34%)	122.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,658	$47,667	$34,629	$22,327	$25,748	$ 5,831
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	2.29%[4]	2.43%	2.76%	2.78%	2.70%	2.47%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.44%[4]	2.52%	2.76%	2.78%	2.70%	2.47%[4]
Net investment income (loss)	(1.13%)[4]	(1.52%)	(1.88%)	(2.03%)	(2.08%)	(1.89%)[4]
Portfolio turnover rate	41%	69%	154%	228%	214%	183%

[1]	For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3]	Excluding applicable sales charges
[4]	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS I1	(unaudited)	2004	2003	2002	2001	2000[2]

Net asset value, beginning of period	$ 18.07	$ 17.13	$12.11	$15.00	$16.24	$ 10.00

Income from investment operations
Net investment income (loss)	(0.03)	(0.09)[3]	(0.13)[3]	(0.16)	(0.16)	(0.05)
Net realized and unrealized gains or losses on securities, written options and foreign currency related transactions	1.35	1.17	5.15	(2.73)	(0.39)	11.69

Total from investment operations	1.32	1.08	5.02	(2.89)	(0.55)	11.64

Distributions to shareholders from
Net realized gains	(1.13)	(0.14)	0	0	(0.69)	(5.40)

Net asset value, end of period	$ 18.26	$ 18.07	$17.13	$12.11	$15.00	$ 16.24

Total return	7.42%	6.37%	41.45%	(19.27%)	(3.32%)	124.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,113	$11,516	$3,314	$1,792	$1,714	$ 564
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.29%[4]	1.39%	1.75%	1.80%	1.69%	1.56%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.44%[4]	1.52%	1.75%	1.80%	1.69%	1.56%[4]
Net investment income (loss)	(0.12%)[4]	(0.48%)	(0.86%)	(1.03%)	(1.07%)	(0.78%)[4]
Portfolio turnover rate	41%	69%	154%	228%	214%	183%

[1]	Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
[2]	For the period from December 22, 1999 (commencement of class operations), to October 31, 2000.
[3]	Net investment income (loss) per share is based on average shares outstanding during the period.
[4]	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 95.2%
CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.9%
CVS Corp.	25,000	$1,289,500
Rite Aid Corp. *	250,000	907,500

		2,197,000

HEALTH CARE 94.3%
Biotechnology 24.2%
Abgenix, Inc. *	150,000	1,045,500
Amgen, Inc. *	130,000	7,567,300
Angiotech Pharmaceuticals, Inc. *	60,000	815,400
Applera Corp. - Applied Biosystems Group	40,000	848,000
Applera Corp. - Celera Genomics *	50,000	460,000
Arena Pharmaceuticals, Inc. * (p)	50,000	269,000
BioCryst Pharmaceuticals, Inc. *	150,000	598,500
Cambridge Antibody Technology Group plc, ADR * (p)	30,000	322,500
Corgentech, Inc. *	27,600	60,720
Cubist Pharmaceuticals, Inc. *	120,000	1,086,000
Cytokinetics Inc. *	35,714	175,356
DOV Pharmaceutical, Inc. * (p)	250,000	3,895,000
DUSA Pharmaceuticals, Inc. *	73,547	768,198
Dyax Corp. *	58,333	232,165
EntreMed, Inc. * (p)	65,000	155,350
Genentech, Inc. *	140,000	9,931,600
Genzyme Corp. *	50,000	2,930,500
Geron Corp. * (p)	87,455	539,597
Human Genome Sciences, Inc. *	90,000	930,600
ICOS Corp. * (p)	70,000	1,579,200
ImClone Systems, Inc. *	60,000	1,911,000
Incyte Corp. *	160,000	1,046,400
InterMune, Inc. *	100,000	1,080,000
Ligand Pharmaceuticals, Inc., Class B *	85,000	448,800
Martek Biosciences Corp. *	40,000	1,530,800
Medarex, Inc. *	100,000	708,000
MedImmune, Inc. *	100,000	2,537,000
Millennium Pharmaceuticals, Inc. *	120,000	1,051,200
Neose Technologies, Inc. *	56,856	148,963
Neurocrine Biosciences, Inc. *	41,039	1,434,724
Oscient Pharmaceuticals Corp. * (p)	1,266,310	2,532,620
Pharmion Corp. *	90,000	2,079,000
Praecis Pharmaceuticals, Inc. *	300,000	285,000
Protein Design Labs, Inc. *	70,000	1,251,600
QLT, Inc. *	290,000	3,108,800
Regeneron Pharmaceuticals, Inc. *	140,000	778,400
Tanox, Inc. * (p)	120,000	1,154,400
Trimeris, Inc. *	180,000	1,791,000
Vical, Inc. *	80,800	305,424

		59,393,617

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 15.9%
Adeza Biomedical Corp. *	18,150	$231,412
Advanced Neuromodulation Systems, Inc. *	20,000	602,200
Analogic Corp.	20,000	834,200
Biomet, Inc.	45,062	1,743,449
Boston Scientific Corp. *	80,472	2,380,362
Conceptus, Inc. *	30,000	183,300
CTI Molecular Imaging, Inc. *	75,000	1,539,750
EPIX Pharmaceuticals, Inc. *	50,000	338,500
Guidant Corp.	40,000	2,963,200
Hospira, Inc. *	60,000	2,013,000
Kinetic Concepts, Inc. *	50,000	3,072,500
Kyphon, Inc. *	50,000	1,307,500
Medtronic, Inc.	50,000	2,635,000
Mentor Corp.	30,000	1,101,000
Merit Medical Systems, Inc. *	73,600	931,040
Millipore Corp. *	30,000	1,446,600
Smith & Nephew plc	450,000	4,635,140
St. Jude Medical, Inc. *	70,000	2,732,100
Stryker Corp.	50,000	2,427,500
Synovis Life Technologies, Inc. *	100,881	879,682
TriPath Imaging, Inc. *	40,000	256,800
Viasys Healthcare, Inc. *	83,417	1,771,777
Wright Medical Group, Inc. *	60,000	1,489,800
Zimmer Holdings, Inc. *	17,391	1,415,975

		38,931,787

Health Care Providers & Services 13.1%
CIGNA Corp.	40,000	3,679,200
Fresenius Medical Care AG (p)	20,000	1,605,400
Fresenius Medical Care AG, ADR	10,008	268,214
HCA, Inc.	80,000	4,467,200
Health Net, Inc., Class A *	200,000	6,806,000
Humana, Inc. *	80,000	2,772,000
IDX Systems Corp. *	75,000	2,322,750
Priority Healthcare Corp., Class B *	70,000	1,594,600
Renal Care Group, Inc. *	60,000	2,289,000
WellPoint, Inc. *	50,000	6,387,500

		32,191,864

Pharmaceuticals 41.1%
Abbott Laboratories	110,000	5,407,600
Alpharma, Inc., Class A	60,083	567,184
Astellas Pharma, Inc.	75,500	2,743,958
Bristol-Myers Squibb Co.	395,000	10,270,000
Chugai Pharmaceutical Co., Ltd. (p)	60,000	937,458
Daiichi Pharmaceutical Co., Ltd.	121,500	2,819,922

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Eli Lilly & Co.	62,500	$3,654,375
GlaxoSmithKline plc, ADR	150,000	7,582,500
Johnson & Johnson	150,000	10,294,500
Kissei Pharmaceutical Co., Ltd.	50,000	1,047,430
Labopharm, Inc. *	32,300	84,036
Merck & Co., Inc.	100,000	3,390,000
Merck KGaA -	56,913	4,356,687
MGI Pharma, Inc. *	45,000	992,250
Nastech Pharmaceutical Co., Inc. * (p)	142,500	1,484,850
Novartis AG, ADR	70,000	3,411,100
Noven Pharmaceuticals, Inc. *	60,000	997,800
Novo Nordisk AS	60,050	3,027,866
Orphan Medical, Inc. *	50,000	524,500
Pfizer, Inc.	400,000	10,868,000
Pozen, Inc. *	25,000	175,250
Roche Holding AG (p)	70,000	8,465,384
Schering AG (p)	60,000	3,959,938
Schering-Plough Corp.	375,000	7,826,250
Taisho Pharmaceutical Co., Ltd.	50,000	1,071,592
Valeant Pharmaceuticals International	64,812	1,344,849
Wyeth	80,000	3,595,200

		100,900,479

Total Common Stocks (cost $214,789,002)		233,614,747

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.9%
HEALTH CARE 0.9%
Biotechnology 0.9%
Oscient Pharmaceuticals Corp., 3.50%, 04/15/2011 (cost $3,000,000)	$ 3,000,000	2,328,750

	Shares	Value

PREFERRED STOCKS 2.5%
HEALTH CARE 2.5%
Health Care Equipment & Supplies 1.0%
Fresenius AG	20,000	2,330,927

Health Care Providers & Services 1.5%
Fresenius Medical Care AG	65,000	3,742,647

Total Preferred Stocks (cost $5,908,144)		6,073,574

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 8.3%
MUTUAL FUND SHARES 8.3%
Evergreen Institutional U.S. Government Money Market Fund ø	2,223,856	$2,223,856
Evergreen Prime Cash Management Money Market Fund (pp) ø	18,039,459	18,039,459

Total Short-Term Investments (cost $20,263,315)		20,263,315

Total Investments (cost $243,960,461) 106.9%		262,280,386
Other Assets and Liabilities (6.9%)		(16,840,636)

Net Assets 100.0%		$245,439,750

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR American Depository Receipt

The following table shows the percent of total long-term investments by industry as of April 30, 2005:

Pharmaceuticals	41.7%
Biotechnology	25.5%
Health Care Equipment & Supplies	17.1%
Health Care Providers & Services	14.8%
Food & Staples Retailing	0.9%

100.0%

The following table shows the percent of total long-term investments by sector as of April 30, 2005:

Health Care	99.1%
Consumer Staples	0.9%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $223,697,146)
including $17,190,246 of securities loaned	$242,017,071
Investments in affiliates, at value (cost $20,263,315)	20,263,315
Receivable for securities sold	2,184,678
Receivable for Fund shares sold	329,784
Dividends and interest receivable	243,208
Receivable for securities lending income	12,050
Prepaid expenses and other assets	39,871

Total assets	265,089,977

Liabilities
Payable for securities purchased	1,227,002
Payable for Fund shares redeemed	322,221
Payable for securities on loan	18,039,459
Advisory fee payable	14,956
Distribution Plan expenses payable	13,440
Due to other related parties	2,240
Accrued expenses and other liabilities	30,909

Total liabilities	19,650,227

Net assets	$245,439,750

Net assets represented by
Paid-in capital	$223,146,860
Undistributed net investment loss	(1,015,881)
Accumulated net realized gains on securities,
written options and foreign currency related transactions	4,987,284
Net unrealized gains on securities and foreign currency related transactions	18,321,487

Total net assets	$245,439,750

Net assets consists of
Class A	$95,591,465
Class B	90,077,156
Class C	46,658,109
Class I	13,113,020

Total net assets	$245,439,750

Shares outstanding (unlimited number of shares authorized)
Class A	5,311,791
Class B	5,232,461
Class C	2,712,092
Class I	718,057

Net asset value per share
Class A	$18.00
Class A—Offering price (based on sales charge of 5.75%)	$19.10
Class B	$17.22
Class C	$17.20
Class I	$18.26

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $71,590)	$1,309,988
Income from affiliates	85,058
Interest	52,791

Total investment income	1,447,837

Expenses
Advisory fee	1,123,991
Distribution Plan expenses
Class A	144,196
Class B	461,040
Class C	243,681
Administrative services fee	124,585
Transfer agent fees	428,619
Trustees’ fees and expenses	2,233
Printing and postage expenses	26,889
Custodian and accounting fees	33,983
Registration and filing fees	48,722
Professional fees	10,597
Other	2,372

Total expenses	2,650,908
Less: Expense reductions	(1,042)
Fee waivers and expense reimbursements	(187,496)

Net expenses	2,462,370

Net investment loss	(1,014,533)

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	9,204,329
Foreign currency related transactions	(13,653)

Net realized gains on securities and foreign currency related transactions	9,190,676
Net change in unrealized gains or losses
on securities and foreign currency related transactions	8,789,231

Net realized and unrealized gains or losses on
securities and foreign currency related transactions	17,979,907

Net increase in net assets resulting from operations	$16,965,374

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005		Year Ended
	(unaudited)		October 31, 2004

Operations
Net investment loss		$(1,014,533)		$(2,751,777)
Net realized gains on securities and
foreign currency related transactions		9,190,676		20,312,694
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		8,789,231		(11,909,011)

Net increase in net assets resulting
from operations		16,965,374		5,651,906

Distributions to shareholders from
Net realized gains
Class A		(5,798,855)		(480,379)
Class B		(5,847,362)		(660,669)
Class C		(3,088,731)		(312,646)
Class I		(720,862)		(28,112)

Total distributions to shareholders		(15,455,810)		(1,481,806)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	898,948	16,230,239	2,863,240	53,107,226
Class B	294,252	5,089,977	1,421,221	25,470,607
Class C	320,439	5,551,234	1,187,460	21,104,124
Class I	104,430	1,917,855	500,562	9,909,529

		28,789,305		109,591,486

Net asset value of shares issued
in reinvestment of distributions
Class A	298,655	5,271,267	25,614	431,343
Class B	318,944	5,399,721	37,650	614,069
Class C	156,417	2,646,577	16,744	272,928
Class I	38,319	685,519	1,418	24,110

		14,003,084		1,342,450

Automatic conversion of Class B
shares to Class A shares
Class A	43,688	783,939	78,696	1,426,158
Class B	(45,581)	(783,939)	(81,524)	(1,426,158)

		0		0

Payment for shares redeemed
Class A	(1,106,478)	(19,961,217)	(1,090,233)	(19,768,520)
Class B	(591,590)	(10,238,397)	(696,242)	(12,251,673)
Class C	(542,158)	(9,359,180)	(533,584)	(9,357,894)
Class I	(62,119)	(1,132,176)	(58,090)	(1,073,634)

		(40,690,970)		(42,451,721)

Net increase in net assets resulting
from capital share transactions		2,101,419		68,482,215

Total increase in net assets		3,610,983		72,652,315
Net assets
Beginning of period		241,828,767		169,176,452

End of period		$245,439,750		$241,828,767

Undistributed net investment loss		$(1,015,881)		$(1,348)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Health Care Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2005, EIMC waived its advisory fee in the amount of $187,447 and reimbursed other expenses in the amount of $49 which combined represents 0.15% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2005, the Fund paid brokerage commissions of $9,434 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2005, EIS received $19,981 from the sale of Class A shares and $4,444, $139,654 and $10,965 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $98,998,406 and $106,475,115, respectively, for the six months ended April 30, 2005.

During the six months ended April 30, 2005, the Fund loaned securities to certain brokers and earned $49,599 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At April 30, 2005, the value of securities on loan and the value of collateral amounted to $17,190,246 and $18,039,459, respectively.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $248,304,009. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,859,698 and $22,883,321, respectively, with a net unrealized appreciation of $13,976,377.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2005, the Fund had no borrowings under this agreement.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House
Term of office since: 1993	Association; Former Director of CTG Resources, Inc. (natural gas); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of March 31, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566668 rv2 6/2005

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566668 rv2 6/2005

Evergreen

UTILITY AND TELECOMMUNICATIONS FUND

Semiannual Report
as of April 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Utility and Telecommunications Fund, which covers the six-month period ended April 30, 2005.

The reporting period launched with a dramatic positive turnaround in the financial markets, which had been beset by a variety of hurdles for much of 2004. Uncertainty surrounding oil prices, the war on terrorism, monetary policy and the presidential election had resulted in volatile, range-bound trading in the months leading up to November 2004. Yet as clarity emerged on many of these issues, the markets finally responded favorably to the steady fundamentals, climbing higher in the waning weeks of 2004. However, typical of the recent trends, the financial markets resumed their volatile patterns upon entering 2005, a trend that would continue for the balance of the reporting period. Throughout this environment, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility.

U.S. economic growth had begun to moderate towards the end of 2004, and monthly economic reports were beginning to send mixed signals. For example, solid retail sales for a given month would be accompanied by weakness in consumer confidence. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation of demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers began the journey towards more moderate levels of growth. We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

LETTER TO SHAREHOLDERS continued

While the fixed income markets attempted to divine the extent of credit tightening, corporate profits continued to support equities throughout the reporting period. Similar to the transition in economic growth, our portfolio teams prepared for a return of more historically average rates of growth in corporate earnings. Indeed, after climbing in excess of 20% during 2004, it appeared earnings growth would moderate to the 8%-10% range throughout 2005. Though this transition from recovery to expansion in the profit cycle was also consistent with historical patterns, market anxiety nonetheless surfaced with each profit warning.

Fortunately, profit surprises outweighed the shortfalls, and first quarter 2005 earnings almost doubled expectations.

Throughout the reporting period, our portfolio teams maintained their focus on the fundamentals of their respective sectors and regions. For example, the moderation in growth was not isolated domestically, as many global economies faced strong headwinds, including increases in deficits, inflation and unemployment. To navigate these stormy global seas, our international equity teams emphasized the Energy, Industrials and Materials sectors, which benefited from the strength in commodity prices. Our international bond teams also entered the commodity party, investing in the corporate and sovereign debt of commodity-rich countries, such as Australia and New Zealand. From a sector standpoint, the emphasis on commodities wasn’t always a successful endeavor, as the decline in gold prices pressured many companies within the precious metals group during the reporting period. Sector plays were more successful in the Telecommunications and Utilities sectors, as the combination of merger activity and a desire for yield propelled many of the stocks in these industries higher.

LETTER TO SHAREHOLDERS continued

In this environment, we continue to recommend a diversified strategy, including specific sector and international exposure, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of April 30, 2005

MANAGEMENT TEAM

Timothy P. O’Brien, CFA

Value Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.
Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

6-month return with sales charge	8.45%	9.65%	13.64%	N/A

6-month return w/o sales charge	15.05%	14.65%	14.64%	15.19%

Average annual return*

1-year with sales charge	23.35%	25.14%	29.11%	N/A

1-year w/o sales charge	30.91%	30.14%	30.11%	31.25%

5-year	-2.03%	-1.89%	-1.56%	-0.58%

10-year	8.66%	8.51%	8.51%	9.59%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Classes C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500), the Standard & Poor’s Utility Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

All data is as of April 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,150.47	$ 5.33
Class B	$ 1,000.00	$ 1,146.48	$ 9.05
Class C	$ 1,000.00	$ 1,146.37	$ 9.05
Class I	$ 1,000.00	$ 1,151.95	$ 3.73
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.84	$ 5.01
Class B	$ 1,000.00	$ 1,016.36	$ 8.50
Class C	$ 1,000.00	$ 1,016.36	$ 8.50
Class I	$ 1,000.00	$ 1,021.32	$ 3.51

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.70% for Class B, 1.70% for Class C and 0.70% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2005						Year Ended
CLASS A	(unaudited)	2004	2003	2002	2001	2000[1]	July 31, 2000

Net asset value, beginning of period	$9.54	$ 7.67	$ 6.40	$8.66	$ 14.69	$ 13.96	$12.85

Income from investment operations
Net investment income (loss)	0.14	0.21	0.17	0.25	0.40	0.09	0.35
Net realized and unrealized gains or losses on
securities and foreign currency related
transactions	1.29	1.87	1.27	(2.26)	(5.00)	0.72	2.29

Total from investment operations	1.43	2.08	1.44	(2.01)	(4.60)	0.81	2.64

Distributions to shareholders from
Net investment income	(0.14)	(0.21)	(0.17)	(0.25)	(0.38)	(0.08)	(0.35)
Net realized gains	0	0	0	0	(1.05)	0	(1.18)

Total distributions to shareholders	(0.14)	(0.21)	(0.17)	(0.25)	(1.43)	(0.08)	(1.53)

Net asset value, end of period	$10.83	$ 9.54	$ 7.67	$6.40	$ 8.66	$ 14.69	$13.96

Total return[2]	15.05%	27.44%	22.99%	(23.57%)	(34.00%)	5.76%	21.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$223,991	$195,751	$164,414	$143,567	$218,603	$327,067	$299,675
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	1.00%[3]	1.32%	1.58%	1.16%	1.10%	1.09%[3]	1.06%
Expenses excluding waivers/reimbursements
and expense reductions	1.30%[3]	1.50%	1.66%	1.58%	1.30%	1.20%[3]	1.20%
Net investment income (loss)	2.66%[3]	2.43%	2.55%	3.26%	3.20%	2.50%[3]	2.41%
Portfolio turnover rate	37%	49%	177%	304%	83%	28%	66%

1 For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2005						Year Ended
CLASS B	(unaudited)	2004	2003	2002	2001	2000[1]	July 31, 2000

Net asset value, beginning of period	$9.55	$ 7.67	$ 6.40	$8.67	$ 14.70	$ 13.97	$12.86

Income from investment operations
Net investment income (loss)	0.10	0.15	0.12	0.19	0.29	0.06	0.24
Net realized and unrealized gains or losses on
securities and foreign currency related
transactions	1.29	1.88	1.27	(2.27)	(4.97)	0.72	2.29

Total from investment operations	1.39	2.03	1.39	(2.08)	(4.68)	0.78	2.53

Distributions to shareholders from
Net investment income	(0.10)	(0.15)	(0.12)	(0.19)	(0.30)	(0.05)	(0.24)
Net realized gains	0	0	0	0	(1.05)	0	(1.18)

Total distributions to shareholders	(0.10)	(0.15)	(0.12)	(0.19)	(1.35)	(0.05)	(1.42)

Net asset value, end of period	$10.84	$ 9.55	$ 7.67	$6.40	$ 8.67	$ 14.70	$13.97

Total return[2]	14.65%	26.69%	22.09%	(24.22%)	(34.47%)	5.56%	20.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$62,707	$60,169	$58,975	$59,748	$125,540	$157,985	$110,460
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	1.70%[3]	2.03%	2.30%	1.90%	1.85%	1.84%[3]	1.80%
Expenses excluding waivers/reimbursements
and expense reductions	2.00%[3]	2.21%	2.38%	2.33%	2.06%	1.93%[3]	1.92%
Net investment income (loss)	1.95%[3]	1.73%	1.87%	2.53%	2.45%	1.71%[3]	1.76%
Portfolio turnover rate	37%	49%	177%	304%	83%	28%	66%

1 For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2005						Year Ended
CLASS C	(unaudited)	2004	2003	2002	2001	2000[1]	July 31, 2000

Net asset value, beginning of period	$9.56	$ 7.68	$ 6.41	$8.67	$ 14.71	$ 13.98	$12.86

Income from investment operations
Net investment income (loss)	0.10	0.15	0.13	0.19	0.29	0.06	0.24
Net realized and unrealized gains or losses on
securities and foreign currency related
transactions	1.29	1.88	1.26	(2.26)	(4.98)	0.72	2.30

Total from investment operations	1.39	2.03	1.39	(2.07)	(4.69)	0.78	2.54

Distributions to shareholders from
Net investment income	(0.10)	(0.15)	(0.12)	(0.19)	(0.30)	(0.05)	(0.24)
Net realized gains	0	0	0	0	(1.05)	0	(1.18)

Total distributions to shareholders	(0.10)	(0.15)	(0.12)	(0.19)	(1.35)	(0.05)	(1.42)

Net asset value, end of period	$10.85	$ 9.56	$ 7.68	$6.41	$ 8.67	$14.71	$13.98

Total return[2]	14.64%	26.66%	22.07%	(24.11%)	(34.52%)	5.55%	20.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,904	$13,168	$11,831	$8,368	$12,853	$14,497	$9,589
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	1.70%[3]	2.03%	2.30%	1.91%	1.85%	1.84%[3]	1.82%
Expenses excluding waivers/reimbursements
and expense reductions	2.00%[3]	2.20%	2.38%	2.33%	2.06%	1.92%[3]	2.03%
Net investment income (loss)	1.98%[3]	1.72%	1.80%	2.52%	2.45%	1.71%[3]	1.77%
Portfolio turnover rate	37%	49%	177%	304%	83%	28%	66%

1 For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended October 31,
	April 30, 2005						Year Ended
CLASS I1	(unaudited)	2004	2003	2002	2001	2000[2]	July 31, 2000

Net asset value, beginning of period	$ 9.55	$ 7.68	$ 6.40	$8.66	$14.69	$13.96	$12.86

Income from investment operations
Net investment income (loss)	0.15	0.22[3]	0.20	0.28	0.45	0.10	0.38
Net realized and unrealized gains or losses on
securities and foreign currency related
transactions	1.29	1.88	1.27	(2.27)	(5.02)	0.71	2.28

Total from investment operations	1.44	2.10	1.47	(1.99)	(4.57)	0.81	2.66

Distributions to shareholders from
Net investment income	(0.15)	(0.23)	(0.19)	(0.27)	(0.41)	(0.08)	(0.38)
Net realized gains	0	0	0	0	(1.05)	0	(1.18)

Total distributions to shareholders	(0.15)	(0.23)	(0.19)	(0.27)	(1.46)	(0.08)	(1.56)

Net asset value, end of period	$10.84	$ 9.55	$ 7.68	$6.40	$ 8.66	$14.69	$13.96

Total return	15.19%	27.76%	23.49%	(23.38%)	(33.84%)	5.82%	21.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,772	$2,367	$ 689	$637	$1,135	$2,634	$2,630
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	0.70%[4]	0.98%	1.30%	0.91%	0.84%	0.84%[4]	0.79%
Expenses excluding waivers/reimbursements
and expense reductions	1.00%[4]	1.18%	1.38%	1.33%	1.03%	0.96%[4]	0.89%
Net investment income (loss)	3.00%[4]	2.57%	2.86%	3.53%	3.46%	2.76%[4]	2.78%
Portfolio turnover rate	37%	49%	177%	304%	83%	28%	66%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 For the three months ended October 31, 2000. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2000.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 81.5%
ENERGY 8.9%
Oil, Gas & Consumable Fuels 8.9%
Crosstex Energy, Inc. (p)	25,000	$1,115,250
El Paso Corp. 144A	7,500	7,003,125
Kinder Morgan, Inc.	70,000	5,352,200
Southwestern Energy Co.	165,000	9,693,750
Whiting Petroleum Corp.	130,000	3,935,100

		27,099,425

FINANCIALS 2.3%
Real Estate 2.3%
Eagle Hospitality Properties Trust, Inc.	500,000	4,615,000
Global Signal, Inc. REIT (p)	75,000	2,238,000

		6,853,000

INDUSTRIALS 2.4%
Commercial Services & Supplies 2.4%
Adesa, Inc.	300,000	7,257,000

TELECOMMUNICATION SERVICES 15.3%
Diversified Telecommunication Services 6.4%
BellSouth Corp.	190,000	5,033,100
SBC Communications, Inc. *	150,000	3,570,000
Shenandoah Telecommunications Co. (p)	65,203	1,914,360
Sprint Corp.	250,000	5,565,000
Verizon Communications, Inc.	100,000	3,580,000

		19,662,460

Wireless Telecommunication Services 8.9%
Alamosa Holdings, Inc.	320,000	4,156,800
Bouygues SA	75,000	2,989,173
Centennial Communications Corp., Class A (p)	440,000	5,060,000
Inphonic, Inc. (p)	70,000	1,079,400
Leap Wireless International, Inc. (p)	200,000	4,748,000
O2 plc	1,500,000	3,371,529
Triton PCS Holdings, Inc., Class A	150,000	247,500
Western Wireless Corp., Class A	137,500	5,388,625

		27,041,027

UTILITIES 52.6%
Electric Utilities 30.1%
Allete, Inc. (p)	100,000	4,167,000
Cinergy Corp.	100,000	3,960,000
DPL, Inc.	350,000	8,904,000
DTE Energy Co.	25,000	1,148,750
E.ON AG	150,000	12,641,273
Enel SpA	300,000	2,846,662
Entergy Corp.	110,000	8,063,000
Exelon Corp.	230,000	11,385,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
FirstEnergy Corp.	200,000	$8,704,000
FPL Group, Inc. *	80,000	3,265,600
PG&E Corp.	200,000	6,944,000
Pinnacle West Capital Corp.	93,726	3,927,119
TERNA SpA	1,000,000	2,740,538
TXU Corp.	150,000	12,868,500

		91,565,442

Gas Utilities 10.2%
Energen Corp.	110,000	6,814,500
Equitable Resources, Inc.	65,000	3,746,600
Snam Rete Gas SpA	1,700,000	9,565,723
UGI Corp.	220,000	11,050,600

		31,177,423

Multi-Utilities 10.0%
Aquila, Inc. (p)	20,000	68,800
CMS Energy Corp. 144A	50,000	3,662,500
Constellation Energy Group, Inc. *	150,000	7,884,000
MDU Resources Group, Inc. *	230,000	6,216,900
Ormat Technologies, Inc. (p)	150,000	2,347,500
SCANA Corp. *	80,000	3,107,200
Wisconsin Energy Corp.	200,000	7,052,000

		30,338,900

Water Utilities 2.3%
Aqua America, Inc. (p)	260,000	6,942,000

Total Common Stocks (cost $175,090,803)		247,936,677

CONVERTIBLE PREFERRED STOCKS 4.8%
UTILITIES 4.8%
Electric Utilities 2.3%
FPL Group, Inc., 8.00%, 02/16/2006 (p)	50,000	3,119,500
PNM Resources, Inc., 6.75%, 05/16/2008	76,000	3,911,720

		7,031,220

Multi-Utilities 2.5%
Aquila, Inc., 6.75%, 09/15/2007	2,375	76,024
Mirant Corp., 6.25%, 10/01/2030 (p)	55,000	935,000
Sempra Energy, 8.50%, 05/17/2005	200,000	6,578,000

		7,589,024

Total Convertible Preferred Stocks (cost $12,755,254)		14,620,244

PREFERRED STOCKS 1.4%
UTILITIES 1.4%
Multi-Utilities 1.4%
Aquila, Inc. - (cost $2,532,722)	178,400	4,213,808

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 10.3%
ENERGY 3.0%
Oil, Gas & Consumable Fuels 3.0%
McMoran Exploration Co.:
5.25%, 10/06/2011 144A	$5,000,000	$6,518,750
6.00%, 07/02/2008	1,900,000	2,788,250

		9,307,000

TELECOMMUNICATION SERVICES 3.1%
Wireless Telecommunication Services 3.1%
Western Wireless Corp., 4.625%, 05/15/2023	3,700,000	9,416,500

UTILITIES 4.2%
Electric Utilities 2.2%
Centerpoint Energy, Inc., 3.75%, 06/15/2023	2,600,000	2,921,750
Xcel Energy, Inc., 7.50%, 11/21/2007	2,500,000	3,656,250

		6,578,000

Multi-Utilities 2.0%
Dominion Resources, Inc. Ser. C, 2.125%, 12/15/2023	2,500,000	2,665,625
Mirant Corp., 5.75%, 07/15/2007	4,500,000	3,442,500

		6,108,125

Total Convertible Debentures (cost $23,523,888)		31,409,625

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013 * + (h) (cost $0)	150,000	0

SHORT-TERM INVESTMENTS 8.5%
MUTUAL FUND SHARES 8.5%
Evergreen Institutional Money Market Fund ø	7,381,927	7,381,927
Navigator Prime Portfolio (pp)	18,598,495	18,598,495

Total Short-Term Investments (cost $25,980,422)		25,980,422

Total Investments (cost $239,883,089) 106.5%		324,160,776
Other Assets and Liabilities (6.5%)		(19,786,363)

Net Assets 100.0%		$304,374,413

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

Summary of Abbreviations
REIT Real Estate Investment Trust

The following table shows the percent of total long-term investments by industry as of April 30, 2005:
Electric Utilities	37.7%
Multi-Utilities	17.3%
Wireless Telecommunication Services	12.2%
Oil, Gas & Consumable Fuels	12.2%
Gas Utilities	7.0%
Diversified Telecommunication Services	6.6%
Commercial Services & Supplies	2.4%
Water Utilities	2.3%
Real Estate	2.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $232,501,162) including
$18,317,279 of securities loaned	$316,778,849
Investments in affiliates, at value (cost $7,381,927)	7,381,927
Foreign currency, at value (cost $358,613)	357,875
Receivable for securities sold	1,914,626
Receivable for Fund shares sold	290,079
Dividends and interest receivable	825,257
Receivable for securities lending income	2,461
Prepaid expenses and other assets	3,636

Total assets	327,554,710

Liabilities
Dividends payable	83,054
Payable for securities purchased	3,977,194
Payable for Fund shares redeemed	408,602
Payable for securities on loan	18,598,495
Advisory fee payable	2,975
Distribution Plan expenses payable	11,791
Due to other related parties	2,540
Accrued expenses and other liabilities	95,646

Total liabilities	23,180,297

Net assets	$304,374,413

Net assets represented by
Paid-in capital	$392,607,235
Overdistributed net investment income	(34,806)
Accumulated net realized losses on securities and foreign currency related transactions	(172,474,821)
Net unrealized gains on securities and foreign currency related transactions	84,276,805

Total net assets	$304,374,413

Net assets consists of
Class A	$223,990,917
Class B	62,707,165
Class C	14,904,479
Class I	2,771,852

Total net assets	$304,374,413

Shares outstanding (unlimited number of shares authorized)
Class A	20,676,977
Class B	5,786,017
Class C	1,374,289
Class I	255,614

Net asset value per share
Class A	$10.83
Class A — Offering price (based on sales charge of 5.75%)	$11.49
Class B	$10.84
Class C	$10.85
Class I	$10.84

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)

Investment income
Dividend (net of foreign withholding taxes of $144,284)	$4,735,605
Interest	599,598
Income from affiliates	72,036
Securities lending income	16,740

Total investment income	5,423,979

Expenses
Advisory fee	616,134
Distribution Plan expenses
Class A	321,067
Class B	314,739
Class C	69,197
Administrative services fee	146,252
Transfer agent fees	597,650
Trustees’ fees and expenses	2,196
Printing and postage expenses	29,182
Custodian and accounting fees	40,568
Registration and filing fees	24,066
Professional fees	11,771
Other	2,899

Total expenses	2,175,721
Less: Expense reductions	(2,018)
Fee waivers and expense reimbursements	(440,153)

Net expenses	1,733,550

Net investment income	3,690,429

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains on:
Securities	25,133,916
Foreign currency related transactions	359

Net realized gains on securities and foreign currency related transactions	25,134,275
Net change in unrealized gains or losses on securities and foreign currency
related transactions	11,073,699

Net realized and unrealized gains or losses on securities and foreign currency
related transactions	36,207,974

Net increase in net assets resulting from operations	$39,898,403

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005		Year Ended
	(unaudited)		October 31, 2004

Operations
Net investment income		$3,690,429		$5,497,700
Net realized gains on securities and
foreign currency related transactions		25,134,275		20,083,863
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		11,073,699		34,439,551

Net increase in net assets resulting
from operations		39,898,403		60,021,114

Distributions to shareholders from
Net investment income
Class A		(2,870,089)		(4,267,966)
Class B		(630,661)		(1,040,268)
Class C		(140,103)		(215,642)
Class I		(38,870)		(27,366)

Total distributions to shareholders		(3,679,723)		(5,551,242)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,254,498	13,359,791	1,844,008	16,140,890
Class B	309,507	3,268,165	370,325	3,207,296
Class C	287,427	3,042,199	394,586	3,372,147
Class I	66,071	688,652	204,900	1,822,245

		20,358,807		24,542,578

Net asset value of shares issued in
reinvestment of distributions
Class A	240,540	2,518,559	441,563	3,783,975
Class B	55,578	580,217	115,397	982,125
Class C	10,911	113,940	20,372	174,131
Class I	2,261	23,746	1,880	16,381

		3,236,462		4,956,612

Automatic conversion of Class B shares
to Class A shares
Class A	157,794	1,668,764	223,198	1,898,434
Class B	(157,794)	(1,668,764)	(223,110)	(1,898,434)

		0		0

Payment for shares redeemed
Class A	(1,489,134)	(15,551,082)	(3,438,320)	(28,950,838)
Class B	(722,844)	(7,573,931)	(1,647,847)	(14,117,530)
Class C	(302,172)	(3,141,926)	(577,757)	(4,935,603)
Class I	(60,447)	(627,543)	(48,809)	(418,138)

		(26,894,482)		(48,422,109)

Net decrease in net assets resulting
from capital share transactions		(3,299,213)		(18,922,919)

Total increase in net assets		32,919,467		35,546,953
Net assets
Beginning of period		271,454,946		235,907,993

End of period	$ 304,374,413		$ 271,454,946

Overdistributed net investment income		$(34,806)		$(45,512)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2005, EIMC waived its advisory fee in the amount of $440,096 and reimbursed other expenses in the amount of $57 which combined represents 0.30% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2005, the Fund paid brokerage commissions of $3,750 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2005, EIS received $8,772 from the sale of Class A shares and $72,683 and $636 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $106,318,654 and $105,458,248, respectively, for the six months ended April 30, 2005.

During the six months ended April 30, 2005, the Fund loaned securities to certain brokers. At April 30, 2005, the value of securities on loan and the value of collateral amounted to $18,317,279 and $18,598,495, respectively.

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $241,434,306. The gross unrealized appreciation and depreciation on securities based on tax cost was $84,721,503 and $1,995,033, respectively, with a net unrealized appreciation of $82,726,470.

As of October 31, 2004 the Fund had $196,019,340 in capital loss carryovers for federal income tax purposes with $3,695,968 expiring in 2009 and $192,323,372 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2005, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On May 31, 2005, the Fund declared distributions from net investment income to shareholders of record on May 27, 2005. The per share amounts payable on June 1, 2005 are as follows:

Net Investment Income

Class A	$0.0226
Class B	$0.0168
Class C	$0.0169
Class I	$0.0250

These distributions are not reflected in the accompanying financial statements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566672 rv2 6/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – [Reserved]

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
_______________________
Dennis H. Ferro,
Principal Executive Officer

Date :June 30, 2005

By:
________________________
Carol A. Kosel
Principal Financial Officer

Date: June 30, 2005